Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 290,327,000		$ 80,848,000		$ 67,654,000
Short-term investments			0		36,133,000
Accounts receivable, net	7,924,000		2,992,000		2,473,000
Prepaid expenses and other current assets	7,327,000		3,629,000		4,408,000
Total current assets	305,578,000		87,469,000		110,668,000
Property and equipment, net	21,952,000		24,923,000		30,991,000
Operating lease right-of-use assets	22,080,000		0
Intangible assets, net	5,260,000		7,967,000		13,151,000
Goodwill	33,159,000		33,159,000		33,159,000
Deferred tax asset, net	1,511,000		1,235,000		926,000
Other noncurrent assets	307,000		134,000		5,398,000
Total assets	389,847,000		154,887,000		194,293,000
Current liabilities
Accounts payable	3,480,000		1,301,000		5,769,000
Accrued compensation and related expenses	4,820,000		3,269,000		4,096,000
Accrued expenses and other current liabilities	2,829,000		2,747,000		4,663,000
Deferred revenue	6,003,000		751,000		2,488,000
Pet parent deposits	24,337,000		7,931,000		21,440,000
Pet service provider liabilities	9,743,000		6,140,000		11,460,000
Debt, current portion	0		4,128,000		0
Operating lease liabilities, current portion	2,726,000		0
Total current liabilities	53,938,000		26,267,000		49,916,000
Deferred rent, net of current portion	0		2,248,000		1,732,000
Debt, net of current portion	0		33,398,000		0
Operating lease liabilities, net of current portion	25,933,000		0
Earnout liabilities	266,390,000		0
Derivative warrant liabilities	34,294,000		0
Other noncurrent liabilities	795,000		4,659,000		3,977,000
Total liabilities	381,350,000		66,572,000		55,625,000
Commitments and contingencies (Note 10)
Redeemable convertible preferred stock, $0.00001 par value, 87,611 shares authorized as of December 31, 2019 and 2020; 90,805 and 90,814 shares issued and outstanding as of December 31, 2019 and 2020, respectively; aggregate liquidation preference of $294,740 and $294,802 as of December 31, 2019 and 2020, respectively	0	[1]	290,427,000	[2]	290,365,000	[2]
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value, 10,000 and no shares authorized as of September 30, 2021 and December 31, 2020, respectively; no shares issued and outstanding as of September 30, 2021 and December 31, 2020 respectively	0		0
Common stock, $0.0001 par value, 144,250 shares authorized as of December 31, 2019 and 2020; 29,614 and 30,398 shares issued and outstanding as of December 31, 2019 and 2020, respectively	16,000		3,000		3,000
Additional paid-in capital	362,471,000		53,909,000		46,923,000
Accumulated other comprehensive income	220,000		253,000		169,000
Accumulated deficit	(354,210,000)		(256,277,000)		(198,792,000)
Total stockholders’ equity (deficit)	8,497,000		(202,112,000)		(151,697,000)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 389,847,000		$ 154,887,000		$ 194,293,000

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.
[2]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.